Stockholders' Deficit (Details Narrative)														1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 02, 2021 USD ($) shares	Dec. 16, 2020 USD ($) shares	Dec. 02, 2020 USD ($) shares	Nov. 30, 2020 USD ($) shares	Nov. 05, 2020 USD ($) shares	Oct. 31, 2020 USD ($) shares	Oct. 30, 2020 USD ($) shares	Oct. 28, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 21, 2020 USD ($) shares	Jun. 02, 2020 USD ($) shares	May 18, 2020 USD ($) shares	Mar. 05, 2020 USD ($) shares	Oct. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Jan. 25, 2021 shares
Common stock, shares authorized | shares									1,000,000,000									1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Preferred stock, shares authorized | shares									10,000,000									10,000,000	10,000,000	10,000,000	10,000,000
Common stock, shares, issued | shares									404,908,141									404,908,141	358,489,928	457,415,546
Common stock, shares, outstanding | shares									404,908,141									404,908,141	358,489,928	457,415,546
Preferred stock, shares issued | shares									7,296,000									7,296,000	7,296,000	1,824,000
Preferred stock, shares outstanding | shares									7,296,000									7,296,000	7,296,000	1,824,000
Preferred stock voting rights																		There were four preferred stockholders which have super voting rights in the ratio of 25 votes to 1 share held.
Stock issued during period services shares | shares										6,000,000	183,537	100,000	50,000	500,000
Stock issued during period services										$ 284,400	$ 14,873	$ 7,500	$ 3,900	$ 25,860	$ 25,860	$ 774,354		$ 1,101,440	$ 1,346,333
Convertible note principal															$ 758,685	$ 771,905	$ 260,356	475,618	199,766
Derivative liability									$ 5,649,412									$ 5,649,412	$ 3,012,597	$ 2,205,666
Number of warrants issuance | shares																			20,750,000
Warrants expire term																			4 years
Measurement Input, Price Volatility [Member]
Warrants issuance percentage									130									130		130
Minimum [Member]
Warrants exercise prices | $ / shares																			$ 0.055
Maximum [Member]
Warrants exercise prices | $ / shares																			$ 0.355
Noteholder D [Member]
Convertible note principal		$ 108,240	$ 98,800				$ 50,660
Convertible note principal. shares | shares		1,825,000	2,000,000				1,700,000		1,750,000
Derivative liability		$ 123,768	$ 131,360				$ 42,472
Interest on convertible note		$ 28,818
Noteholder A [Member]
Convertible note principal				$ 300,000	$ 137,222
Convertible note principal. shares | shares				13,885,210	6,961,000
Derivative liability				$ 883,229	$ 239,615
Interest on convertible note				$ 14,500	$ 20,445
Noteholder C [Member]
Convertible note principal	$ 1,358,400
Convertible note principal. shares | shares	12,000,000
Derivative liability	$ 2,223,503
Gain on settlement of derivative liabilities	$ 865,103
Services Agreement [Member]
Stock issued during period services shares | shares						300,000		200,000
Stock issued during period services						$ 16,260		$ 9,600